Note 5 - Equity Awards (FY) (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity Awards [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				0	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 0		$ 0
Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term		1 year			1 year
Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term		7 years			7 years